Enterprise-wide geographic reporting (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues by geographic area
REVENUES	$ 200,974	$ 166,701	$ 313,136
China [Member]
Revenues by geographic area
REVENUES	177,836	143,877	276,286
Hong Kong [Member]
Revenues by geographic area
Percentage of revenue from geographic area	100.00%	99.90%	11.30%
Unites States [Member]
Revenues by geographic area
Percentage of revenue from geographic area	0.00%	0.10%	4.30%
International [Member]
Revenues by geographic area
REVENUES	$ 23,138	$ 22,824	$ 36,850
Percentage of revenue from geographic area	0.00%	0.00%	84.40%